Federated Investors
World-Class Investment Manager

Government Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL REPORT

November 30, 2000

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report for Government Cash Series, a portfolio of Cash Trust Series, Inc., which covers the six-month reporting period ended November 30, 2000. The report begins with an investment review by the fund's portfolio manager, followed by a complete listing of the fund's investments and its financial statements.

Thanks to an above-average third quarter, the fund's performance numbers are very competitive with its peers.

During the reporting period, the fund paid a total of $0.280 in dividends per share. In addition to income on their ready cash, shareholders benefit from the fund's daily liquidity and stability of principal.1

At the end of the reporting period, the fund's net assets totaled $700.8 million, with about 41% of the net assets invested in securities issued by various U.S. government agencies including the Federal Farm Credit Bank, Federal Home Loan Bank System, Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Student Loan Marketing Association. Additionally, 62% of the fund's net assets were invested in repurchase agreements backed by U.S. Treasury or government agency securities, because repurchase agreements offered a yield advantage over many direct government obligations.

Thank you for choosing Government Cash Series as a convenient way to help your ready cash earn daily income through the relative safety of U.S. government money market obligations. Please contact your investment representative if you have any questions about the fund.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
January 15, 2001

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

Government Cash Series may invest in direct U.S. Treasury and government agency obligations, as well as in repurchase agreements that have these securities as collateral. Agency obligations include, but are not limited to, issues of the Federal National Mortgage Association, Student Loan Marketing Association, Federal Farm Credit System, Federal Home Loan Mortgage Corp., and the Federal Home Loan Bank System.

The six-month reporting period began shortly after the Federal Reserve Board (the "Fed") increased the federal funds target rate by 50 basis points to 6.5%. Following this aggressive move, and with 175 basis points of interest rate increases in place, U.S. economic momentum began to slow and the Fed appeared to be content to sit back and let the effects of its rate hikes filter through the economy.

The soft economic landing scenario began to unfold with the initial release of third quarter 2000 gross domestic product ("GDP") results. Following growth of 4.8% and 5.6% in the first and second quarters of 2000, respectively, third quarter growth slowed to 2.7%. Downside surprises were evident in business capital spending, residential investment, government spending and exports. Inventories came in much higher than expected, as well. This initial report was subsequently revised down to a final GDP number of 2.2%.

The manufacturing sector, in particular, weakened considerably during the reporting period. For example, the National Association of Purchasing Managers Index--an indicator of national manufacturing conditions--began the reporting period at 55.8%. It declined throughout the reporting period and ended with a value of 47.7%. Historically, readings of 50% or above are associated with an expanding manufacturing sector and a healthy economy.

Indications of consumer confidence also generally declined over the course of the reporting period. Declining equity prices and higher energy costs greatly diminished the "wealth effect" that consumers had enjoyed in prior reporting periods. The result of reduced consumer confidence was reduced consumer demand.

Four Federal Open Market Committee ("FOMC") meetings were held during the reporting period. The federal funds target rate of 6.50% was maintained after each meeting, as was the assessment that risks to the economy were tilted toward inflation concerns. Nonetheless, there was a clear transition in the statements released by the FOMC following each meeting. The statement following the June meeting, for example, indicated that the U.S. economy "may be moderating toward a pace closer to" potential. The August meeting statement was that the economy "is moderating." Following the October meeting, the statement indicated that the economy "has moderated." Finally, following the November meeting, the Fed believed that growth had slowed and "could expand for some time at a pace below" potential.

Movements in short-term rates reflected the softening economic environment and may have anticipated rate reductions by the Fed. For example, the yield on the one-year agency discount note yielded 7.16% at the beginning of the reporting period. By mid-June, the yield fell below 7.00% and continued to decline through the end of November. The yield on November 30, 2000 was 6.47%.

The fund was managed within a 35- to 45-day average maturity target range over the reporting period, and maximized performance through ongoing relative value analysis. The portfolio was barbelled in structure, combining significant holdings of repurchase agreements and floating rate securities with purchases of securities in the 6- to 12-month area of the agency curve.

We will continue to monitor economic releases and market developments to determine the extent of the economic slowdown. We look for the Fed to remove its interest rate "tightening bias" in the near-term and to begin reducing rates shortly thereafter. We will attempt to derive an appropriate average maturity target range for the fund and to maximize performance through ongoing relative value analysis.

Portfolio of Investments

November 30, 2000 (unaudited)

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--41.4%
$5,000,000	[1]	Federal Farm Credit System, Discount Notes, 5.940% - 6.290%, 1/23/2001 - 4/3/2001	$4,930,783
3,000,000	[1]	Federal Home Loan Bank System, Discount Notes, 5.950%, 1/12/2001	2,979,175
39,500,000	[2]	Federal Home Loan Bank System, Floating Rate Notes, 6.405% - 6.834%, 12/4/2000 - 2/1/2001	39,485,436
29,100,000		Federal Home Loan Bank System, Notes, 6.372% - 7.125%, 2/7/2001 - 11/21/2001	29,096,962
59,637,000	[1]	Federal Home Loan Mortgage Corp., Discount Notes, 6.110% - 6.485%, 1/18/2001 - 10/11/2001	58,528,846
6,000,000	[2]	Federal Home Loan Mortgage Corp., Floating Rate Notes, 6.398%, 12/21/2000	5,996,732
3,000,000		Federal Home Loan Mortgage Corp. Notes, 6.900%, 9/11/2001	3,000,000
29,000,000	[1]	Federal National Mortgage Association, Discount Notes, 6.400% - 6.475%, 1/11/2001 - 2/7/2001	28,688,638
48,500,000	[2]	Federal National Mortgage Association, Floating Rate Notes, 6.410% - 6.538%, 12/1/2000 - 2/3/2001	48,485,657
16,800,000		Federal National Mortgage Association, Notes, 6.445% - 7.250%, 2/23/2001 - 11/16/2001	16,796,459
52,000,000	[2]	Student Loan Marketing Association, Floating Rate Notes, 6.565% - 7.940%, 12/1/2000 - 12/6/2000	51,989,820

		TOTAL U.S. GOVERNMENT AGENCIES	289,978,508

		REPURCHASE AGREEMENTS--62.4%[3]
2,195,000		ABN AMRO Inc., 6.490%, dated 11/30/2000, due 12/1/2000	2,195,000
25,000,000		Banc One Capital Markets, 6.570%, dated 11/30/2000, due 12/1/2000	25,000,000
25,000,000		Barclays Capital, Inc., 6.570%, dated 11/30/2000, due 12/1/2000	25,000,000
30,000,000	[4]	Credit Suisse First Boston, Inc., 6.570%, dated 11/13/2000, due 1/8/2001	30,000,000
16,000,000	[4]	Credit Suisse First Boston, Inc., 6.570%, dated 11/8/2000, due 1/8/2001	16,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$5,000,000	[4]	Credit Suisse First Boston, Inc., 6.570%, dated 9/14/2000, due 3/14/2001	$5,000,000
16,000,000		Deutsche Bank Government Securities, Inc., 6.530%, dated 10/30/2000, due 12/1/2000	16,000,000
10,000,000		First Union Capital Markets, 6.570%, dated 11/30/2000, due 12/1/2000	10,000,000
100,000,000		Fuji Government Securities, Inc., 6.560%, dated 11/30/2000, due 12/1/2000	100,000,000
15,000,000		Goldman Sachs Group Inc., 6.540%, dated 11/30/2000, due 12/1/2000	15,000,000
25,000,000		J.P. Morgan & Co., Inc., 6.540%, dated 11/30/2000, due 12/1/2000	25,000,000
15,000,000	[4]	Lehman Brothers, Inc., 6.530%, dated 11/29/2000, due 1/29/2001	15,000,000
80,000,000		PaineWebber Group, Inc., 6.560%, dated 11/30/2000, due 12/1/2000	80,000,000
25,000,000		Paribas Corp., 6.570%, dated 11/30/2000, due 12/1/2000	25,000,000
25,000,000		Salomon Brothers, Inc., 6.570%, dated 11/30/2000, due 12/1/2000	25,000,000
23,000,000	[4]	Warburg Dillon Reed LLC, 6.560%, dated 11/15/2000, due 1/3/2001	23,000,000

		TOTAL REPURCHASE AGREEMENTS	437,195,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$727,173,508

1 The issue shows the rate of discount at time of purchase.

2 Denotes variable rate securities which reflect current rate and next demand date.

3 The repurchase agreements are fully collateralized by U.S. Treasury or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($700,783,916) at November 30, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2000 (unaudited)

Assets:
Investments in repurchase agreements	$437,195,000
Investments in securities	289,978,508

Total investments in securities, at amortized cost and value		$727,173,508
Cash		193,975
Income receivable		1,980,410

TOTAL ASSETS		729,347,893

Liabilities:
Payable for investments purchased	25,995,710
Income distribution payable	2,266,101
Accrued expenses	302,166

TOTAL LIABILITIES		28,563,977

Net assets for 700,783,916 shares outstanding		$700,783,916

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$700,783,916 ÷700,783,916 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2000 (unaudited)

Investment Income:
Interest		$20,272,332

Expenses:
Investment adviser fee	$1,531,893
Administrative personnel and services fee	230,703
Custodian fees	22,916
Transfer and dividend disbursing agent fees and expenses	359,655
Directors'/Trustees' fees	3,843
Auditing fees	5,768
Legal fees	2,733
Portfolio accounting fees	51,394
Distribution services fee	306,378
Shareholder services fee	765,946
Share registration costs	13,977
Printing and postage	29,093
Insurance premiums	1,323
Taxes	24,222
Miscellaneous	2,646

TOTAL EXPENSES	3,352,490

Waiver:
Waiver of investment adviser fee	(183,310)

Net expenses		3,169,180

Net investment income		$17,103,152

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2000	Year Ended 5/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,103,152	$28,274,885

Distributions to Shareholders:
Distributions from net investment income	(17,103,152)	(28,274,885)

Share Transactions:
Proceeds from sale of shares	1,701,967,591	2,925,692,502
Net asset value of shares issued to shareholders in payment of distributions declared	13,253,876	24,186,741
Cost of shares redeemed	(1,596,956,958)	(3,016,440,338)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	118,264,509	(66,561,095)

Change in net assets	118,264,509	(66,561,095)

Net Assets:
Beginning of period	582,519,407	649,080,502

End of period	$700,783,916	$582,519,407

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended May 31,
	11/30/2000	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.03	0.05	0.04	0.05	0.04	0.05
Less Distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.04)	(0.05)	(0.04)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[1]	2.83%	4.65%	4.30%	4.73%	4.54%	4.85%

Ratios to Average Net Assets:

Expenses	1.03%[2]	1.01%	1.00%	1.00%	0.99%	0.99%

Net investment income	5.58%[2]	4.54%	4.22%	4.62%	4.45%	4.75%

Expense waiver/reimbursement[3]	0.06%[2]	0.10%	0.12%	0.09%	0.10%	0.30%

Supplemental Data:

Net assets, end of period (000 omitted)	$700,784	$582,519	$649,081	$557,184	$530,367	$448,129

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2000 (unaudited)

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, investment management company. The Corporation consists of four portfolios. The financial statements included herein are only those of Government Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

The Fund will adopt the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums and discounts on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At November 30, 2000, there were 12,500,000,000 shares ($0.001 par value per share) authorized. At November 30, 2000, capital paid-in aggregated $700,783,916. Transactions in capital stock were as follows:

	Six Months Ended 11/30/2000	Year Ended 5/31/2000
Shares sold	1,701,967,591	2,925,692,502
Shares issued to shareholders in payment of distributions declared	13,253,876	24,186,741
Shares redeemed	(1,596,956,958)	(3,016,440,338)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	118,264,509	(66,561,095)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund, annually, to reimburse FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Government Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 147551204

0122604 (1/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Municipal Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL REPORT

November 30, 2000

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report for Municipal Cash Series, a portfolio of Cash Trust Series, Inc., which covers the six-month reporting period ended November 30, 2000. The report begins with an investment review by the fund's portfolio manager, followed by a complete listing of the fund's tax-free investments and its financial statements.

During the reporting period, the fund paid a total of $0.018 in tax-free dividends per share.1 In addition to tax-free income, shareholders benefit from the fund's daily liquidity and stability of principal.2 On November 30, 2000, shareholders had invested a total of $440.7 million in the fund's diversified portfolio of tax-free securities issued by municipalities nationwide.

Thank you for choosing Municipal Cash Series as a convenient way to help your ready cash earn daily, tax-free income through the relative safety of high-quality municipal obligations. Please contact your investment representative if you have any questions about the fund.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
January 15, 2001

1 Income may be subject to the federal alternative minimum tax and state and local taxes.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

Municipal Cash Series invests in money market instruments maturing in 397 days or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in one of the two highest short-term rating categories by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include variable rate demand notes, fixed rate notes, tender option bonds and tax-exempt commercial paper. The fund may invest in private activity bonds, which a portion of its income may be subject to an alternative minimum tax.

The second half of 2000 continued to show signs of a moderate economic slowdown that began in May 2000. The Federal Reserve Board (the "Fed") left the federal funds target rate unchanged at 6.50% during the entire six-month reporting period. However, the statements issued at the conclusion of each Federal Open Market Committee (FOMC) meeting changed from an economy whose growth rate "may be moderating toward a pace closer to potential" on June 28, 2000, to an economy whose growth rate "could expand for a time at a pace below potential" by November 15, 2000. Despite these statements, the Fed maintained a risk assessment tilted toward inflation concerns. Shortly after the close of the reporting period, at the December 19, 2000 FOMC meeting, the Fed had enough weakened U.S. economic data to signal it had removed its tightening bias and expected that the risks in the U.S. economy were "weighted toward conditions that may generate economic weakness." We look for the Fed to lower interest rates in the first quarter of 2001.

The Bond Buyer One Year Note Index ("Index")1 started the period at 4.50% on May 31, 2000, but fell to the 4.25% range by late August as the bellwether $3.9 billion Texas Tax and Revenue Anticipation Notes were well received. Yields then hovered around that range as interest rate expectations remained neutral and supply remained low relative to demand. By early December the Index fell again to the 3.90% level as the market started to be priced in anticipation of an easing move by the Fed.

The target average maturity range for the fund remained in the 30 to 40 day range for most of the reporting period. In mid-November, we lengthened our average maturity range to 45 to 50 days in anticipation of the Fed lowering interest rates in 2001, as the U.S. economy continues to slow.

During the six months ended November 30, 2000, the net assets of the fund increased from $430.4 to $440.7 million, while the 7-day net yield increased from 3.50% to 3.61%. The effective average maturity of the fund at the end of the reporting period was 41 days.

1 A weekly one-year note rate used as a proxy for the short-term market.

Portfolio of Investments

November 30, 2000 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.3%[1]
		Alabama--0.0%
$145,000		Hoover, AL, IDB, Weekly VRDNs (Bud's Best Cookies, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	$145,000

		Arizona--2.1%
1,000,000		Eloy, AZ, IDA (Series 1996), Weekly VRDNs (The Marley Cooling Tower Co.)/(First Union National Bank, Charlotte, NC LOC)	1,000,000
1,100,000		Phoenix, AZ, IDA (Series 1997), Weekly VRDNs (Interface Data Systems, Inc.)/(Bank One, Arizona N.A. LOC)	1,100,000
1,000,000		Pima County, AZ, IDA (Series 2000 A-3), 4.30% Bonds (Trinity Funding Co. IN), 5/15/2001	1,000,000
3,485,000		Pima County, AZ, IDA, SFM, Roaring Fork (Series 1999-6), Weekly VRDNs (GNMA COL)/(Bank of New York, New York LIQ)	3,485,000
2,700,000		Tucson and Pima County, AZ, IDA, SFM, Roaring Fork (Series 2000-13), Weekly VRDNs (GNMA COL)/(Bank of New York, New York LIQ)	2,700,000

		TOTAL	9,285,000

		Arkansas--1.6%
1,000,000		Arkansas Development Finance Authority (Series 1999C), Weekly VRDNs (Riceland Foods, Inc.)/(Banque Nationale de Paris LOC)	1,000,000
1,000,000		Arkansas Development Finance Authority (Series 1999D), Weekly VRDNs (Riceland Foods, Inc.)/( Banque Nationale de Paris LOC)	1,000,000
4,000,000		Hope, AR, Solid Waste Disposal Revenue Bonds (Series 1994), 4.70% CP (Temple-Inland Forest Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 12/5/2000	4,000,000
1,000,000		Sheridan, AR, IDA (Series B), Weekly VRDNs (H.H. Robertson Co.)/(PNC Bank, N.A. LOC)	1,000,000

		TOTAL	7,000,000

		Colorado--3.2%
3,500,000		Adams County, CO, IDB (Series 1993), Weekly VRDNs (Bace Manufacturing, Inc.)/(Westdeutsche Landesbank Girozentrale LOC)	3,500,000
1,000,000		Colorado Health Facilities Authority (Series 2000B), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(KeyBank, N.A. LOC)	1,000,000
2,825,000		Colorado Health Facilities Authority Weekly VRDNs (Goodwill Industries of Denver)/(Bank One, Colorado LOC)	2,825,000
6,860,000		El Paso County, CO, HFA, Roaring Fork (Series 1999-1) Weekly VRDNs (GNMA COL)/(Bank of New York, New York LIQ)	6,860,000

		TOTAL	14,185,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		District of Columbia--0.9%
$4,000,000		District of Columbia HFA (Series 2000 E), 4.60% TOBs (Trinity Funding Co.), Mandatory Tender 7/10/2001	$4,000,000

		Florida--1.4%
6,040,000		Broward County, FL, HFA, Roaring Fork (Series 2000-6) Weekly VRDNs (MBIA INS)/(Bank of New York, New York LIQ)	6,040,000
24,000		Clipper Tax-Exempt Certificates Trust (Florida AMT), (Series 1999-5), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	24,000

		TOTAL	6,064,000

		Georgia--3.1%
1,500,000		Atlanta, GA, Urban Residential Finance Authority, Multifamily Housing Revenue Bonds (Series 1995), Weekly VRDNs (West End Housing Development Project)/(First Union National Bank, Charlotte, NC LOC)	1,500,000
3,000,000		Cherokee County, GA, School System (Series 2000), 4.60% TANs, 12/29/2000	3,000,000
1,500,000		Gainesville and Hall County, GA, Development Authority (Series 2000), Weekly VRDNs (ReConserve, Inc.)/(Branch Banking & Trust Co, Winston-Salem LOC)	1,500,000
1,750,000		Jackson County, GA, IDA (Series 1996), Weekly VRDNs (Buhler Quality Yarns Corp. Project)/(UBS AG LOC)	1,750,000
3,000,000		Rockdale County, GA, 5.00% TANs, 12/28/2000	3,000,432
3,000,000		Whitfield County, GA, Development Authority Weekly VRDNs (Franklin Industries Inc., Project)/(Bank of America, N.A. LOC)	3,000,000

		TOTAL	13,750,432

		Hawaii--2.6%
11,500,000		Honolulu, HI, City & County (Series 1999), Block J, 5.605% TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender 12/1/2000	11,500,000

		Illinois--8.3%
4,000,000		Chicago, IL, Gas Supply Revenue Bonds (Series 1993 B), Weekly VRDNs (Peoples Gas Light & Coke Co.), Optional Tender 12/1/2000	4,000,000
7,425,000	[2]	Chicago, IL, SFM, PT-290, 4.45% TOBs (GNMA COL)/ (Landesbank Hessen-Thueringen, Frankfurt LIQ), Optional Tender 4/19/2001	7,425,000
2,630,000		Illinois Development Finance Authority, Adjustable Rate IDRB (Series 1996A), Weekly VRDNs (Nimlok Co.)/(Bank One, Illinois, N.A. LOC)	2,630,000
6,650,000		Illinois Development Finance Authority (Series 1997), Weekly VRDNs (Tempco Electric Heater Corp.)/(Bank One, N.A. LOC)	6,650,000
3,950,000		Illinois Development Finance Authority (Series 2000A), Weekly VRDNs (Demar, Inc.)/(Firstar Bank, N.A. LOC)	3,950,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--continued
$4,995,000	[2]	Illinois Housing Development Authority, MERLOTS (Series 2000 UUU), 4.45% TOBs (First Union National Bank, Charlotte, NC LIQ), Optional Tender 8/1/2001	$4,995,000
3,370,000	[2]	Illinois Housing Development Authority, PT-7, 4.40% TOBs (AMBAC INS)/(Commerzbank AG, Frankfurt LIQ), Optional Tender 3/22/2001	3,370,000
3,445,000		Morton, IL, IDRB (Series 1996), Weekly VRDNs (Morton Welding Co, Inc. Project)/(Bank One, Illinois, N.A. LOC)	3,445,000

		TOTAL	36,465,000

		Indiana--13.4%
1,325,000		Carmel, IN (Series 1996-A), Weekly VRDNs (Telamon Corp.)/(Huntington National Bank, Columbus, OH LOC)	1,325,000
1,440,000		Carmel, IN (Series 1999), Weekly VRDNs (Telamon Corp.)/(Huntington National Bank, Columbus, OH LOC)	1,440,000
2,020,000		Huntingburg, IN (Series 1994), Weekly VRDNs (DMI Furniture, Inc.)/(Bank One, Indiana, N.A. LOC)	2,020,000
2,230,000		Huntingburg, IN, EDRB (Series 1993), Weekly VRDNs (DMI Furniture, Inc.)/(Bank One, Indiana, N.A. LOC)	2,230,000
1,480,000		Indiana Development Finance Authority (Series 1996), Weekly VRDNs (Meridian Group LLC Project)/(Bank One, Indiana, N.A. LOC)	1,480,000
700,000		Indiana EDC (Series 1989), Weekly VRDNs (O'Neal Steel, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	700,000
2,500,000		Indiana State Educational Facilities Authority (Series 2000A), 4.90% BANs (Wabash College), 5/3/2001	2,503,499
7,505,000	[2]	Indiana State, HFA, MERLOTS (Series 2000-PPP), 4.50% TOBs (First Union National Bank, Charlotte, NC LIQ), Optional Tender 7/6/2001	7,505,000
2,800,000		Jasper County, IN (Series 2000), Weekly VRDNs (Newberry Farms, LLC)/(Banque Nationale de Paris LOC)	2,800,000
5,000,000		Jasper County, IN (Series 2000), Weekly VRDNs (T & M Limited Partnership)/(KeyBank, N.A. LOC)	5,000,000
6,500,000		Jeffersonville, IN (Series 1997A), Weekly VRDNs (Wayne Steel, Inc.)/(Bank One, N.A. (Ohio) LOC)	6,500,000
1,320,000		Lebanon, IN, IDA (Series 1991), Weekly VRDNs (White Castle System)/(Bank One, N.A. (Ohio) LOC)	1,320,000
7,360,000		Mishawaka, IN (Series 2000), Weekly VRDNs (Atchison Indiana LLC)/(National City Bank, Indiana LOC)	7,360,000
4,305,000		North Manchester, IN (Series 1997), Weekly VRDNs (Eften, Inc.)/(Comerica Bank LOC)	4,305,000
10,000,000		Portage, IN (Series 1998-A), Weekly VRDNs (American Iron Oxide Co. Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	10,000,000
2,590,000		Westfield, IN, IDR (Series 1994), Weekly VRDNs (Standard Locknut & Lockwasher, Inc.)/(Bank One, Indiana, N.A. LOC)	2,590,000

		TOTAL	59,078,499

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Iowa--0.8%
$2,125,000		Iowa Finance Authority, ABCM Corp. (Series 2000B), 5.70% TOBs (HSBC Bank USA), 3/1/2001	$2,125,000
1,460,000		Iowa Finance Authority, IDRB, Weekly VRDNs (V-T Industries, Inc. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,460,000

		TOTAL	3,585,000

		Kansas--1.9%
4,600,000		Burlington, KS (Series B), Weekly VRDNs (Kansas City Power And Light Co.)	4,600,000
3,800,000		Wyandotte County, KS (Series 1999), Weekly VRDNs (Shor-Line)/(Firstar Bank, N.A. LOC)	3,800,000

		TOTAL	8,400,000

		Kentucky--4.9%
1,600,000		Henderson County, KY (Series 1996A), Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC)	1,600,000
2,430,000		Jefferson County, KY, Weekly VRDNs (R.C. Tway Co.)/(Fifth Third Bank, Cincinnati LOC)	2,430,000
2,000,000		Jefferson County, KY, IDR, Weekly VRDNs (O'Neal Steel, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,000,000
1,900,000		Kenton County, KY (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank, Kentucky LOC)	1,900,000
4,000,000		Kentucky Housing Corp., MERLOTS (Series 2000-B9), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	4,000,000
4,000,000	[2]	Kentucky Housing Corp., Variable Rate Certificates (Series 1998 O), 4.50% TOBs (Bank of America, N.A. LIQ), Optional Tender 4/12/2001	4,000,000
3,000,000		Maysville, KY, Solid Waste Disposal Facilities Revenue Bonds (Series 1992), 4.80% CP (Inland Container Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 1/16/2001	3,000,000
2,600,000		Winchester, KY (Series 1990), Weekly VRDNs (Walle Corp.)/(UBS AG LOC)	2,600,000

		TOTAL	21,530,000

		Louisiana--1.2%
1,750,000		Jefferson Parish, LA, Home Mortgage Authority (Series 2000D-2), 4.65% BANs (Caisse des Depots et Consignations (CDC), Paris INV), 6/29/2001	1,750,000
1,165,000		Louisiana HFA (Series 2000 C), 5.25% Bonds (AMBAC INS), 6/1/2001	1,165,000
2,500,000		New Orleans, LA, IDB, Weekly VRDNs (Home Furnishings Store)/(Bank One, Louisiana LOC)	2,500,000

		TOTAL	5,415,000

		Maryland--2.3%
1,650,000		Cecil County, MD, County Commissioners EDRB (Series 1988S), Weekly VRDNs (Williams Mobile Offices, Inc.)/(Allfirst LOC)	1,650,000
2,025,000		Maryland Economic Development Corp. (Series 1998A), Weekly VRDNs (Catterton Printing Company Facility), (Allfirst LOC)	2,025,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--continued
$1,170,000		Maryland Economic Development Corp. (Series 1998B), Weekly VRDNs (Catterton Printing Company Facility)/(Allfirst LOC)	$1,170,000
970,000		Maryland State Community Development Administration (Series 1990A), Weekly VRDNs (College Estates)/(Allfirst LOC)	970,000
800,000		Maryland State Community Development Administration (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Bank of America, N.A. LOC)	800,000
3,605,000		Maryland State Community Development Administration (Series 1990C), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Bank of America, N.A. LOC)	3,605,000

		TOTAL	10,220,000

		Minnesota--3.2%
2,245,000		Brooklyn Park, MN, EDA (Series 1999), Weekly VRDNs (Midwest Finishing, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,245,000
2,640,000		Lino Lakes, MN, (Series 1998), Weekly VRDNs (Molin Concrete Products Co.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,640,000
3,500,000		Minnesota State HFA, (Series 2000 M), 4.45% Bonds, 11/29/2001	3,500,000
700,000		Minnesota State Higher Education Coordinating Board (Series 1992A), Weekly VRDNs (U.S. Bank, N.A., Minneapolis LIQ)	700,000
680,000		Plymouth, MN, Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	680,000
900,000		Plymouth, MN, (Series 1998), Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	900,000
1,805,000		Red Wing, MN, Port Authority (Series 1998), Weekly VRDNs (Food Service Specialties)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,805,000
1,570,000		White Bear, MN, Weekly VRDNs (Thermoform Plastic, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,570,000

		TOTAL	14,040,000

		Mississippi--1.4%
1,700,000		Mississippi Business Finance Corp. (Series D), Weekly VRDNs (O'Neal Steel, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,700,000
1,300,000		Mississippi Business Finance Corp., IDRB (Series 1994), Weekly VRDNs (Flexsteel Industries, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,300,000
3,000,000	[2]	Mississippi Home Corp., MERLOTS (Series YYY), 4.45% TOBs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 9/1/2001	3,000,000

		TOTAL	6,000,000

		Missouri--4.0%
3,650,000		Moberly, MO, IDA (Series 1996), Weekly VRDNs (Everlast Fitness Manufacturing Corp.)/(Chase Manhattan Bank N.A., New York LOC)	3,650,000
7,000,000		Perry County, MO (Series 1996), Weekly VRDNs (TG (U.S.A), Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	7,000,000
7,000,000		St. Louis, MO, IDA, Homer G. Phillips Dignity House (Series 1999), 5.70% TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender 12/1/2000	7,000,000

		TOTAL	17,650,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Multi State--9.9%
$800,000		Charter Mac Floater Certificates Trust I (First Tranche), Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	$800,000
8,000,000		Charter Mac Floater Certificates Trust I (Second Tranche), Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	8,000,000
6,000,000		Charter Mac Floater Certificates Trust I (Sixth Traunch), Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	6,000,000
14,400,000		Charter Mac Floater Certificates Trust I (Third Tranche), Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	14,400,000
9,897,000		Clipper Tax-Exempt Certificates Trust, AMT MultiState (Series 1999-3), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	9,897,000
4,595,000		Roaring Fork Municipal Products, LLC (Series 2000-12), Weekly VRDNs (Bank of New York, New York LIQ)	4,595,000

		TOTAL	43,692,000

		Nebraska--0.4%
1,600,000		Douglas County, NE (Series 1991), Weekly VRDNs (Malhove, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,600,000

		New Hampshire--1.1%
2,750,000		Dover, NH, 4.85% BANs, 5/16/2001	2,753,436
2,010,000		New Hampshire State, IDA (Series 1991), 5.10% TOBs (International Paper Co.), Optional Tender 4/15/2001	2,010,000

		TOTAL	4,763,436

		New Jersey--0.7%
3,150,000		Trenton, NJ, 5.375% BANs, 5/18/2001	3,156,553

		New Mexico--2.3%
6,485,000		Albuquerque, NM (Series 1999), Weekly VRDNs (El Encanto, Inc. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	6,485,000
3,660,000	[2]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2000-A18), 4.45% TOBs (GNMA COL)/(First Union National Bank, Charlotte, N.C. LIQ), Optional Tender 11/1/2001	3,660,000

		TOTAL	10,145,000

		North Dakota--1.3%
900,000		Fargo, ND, Variable Rate Demand IDRBs (Series 1997), Weekly VRDNs (Owen Industries, Inc.)/(Mellon Bank N.A., Pittsburgh LOC)	900,000
4,765,000		Grand Forks, ND, Variable Rate Demand IDRBs (Series 1999), Weekly VRDNs (LM Glasfiber North Dakota, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,765,000

		TOTAL	5,665,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--1.6%
$3,000,000		Canal Winchester, OH, Local Schools, 4.91% BANs, 2/22/2001	$3,003,334
3,160,000		Columbiana County, OH (Series 1999), Weekly VRDNs (Butech, Inc.)/(KeyBank, N.A. LOC)	3,160,000
735,000		Ohio State, IDR (Series 1991), Weekly VRDNs (Standby Screw, Inc.)/(National City Bank, Ohio LOC)	735,000

		TOTAL	6,898,334

		Oklahoma--2.1%
2,300,000		Adair County, OK, IDA (Series B), Weekly VRDNs (Baldor Electric Co.)/(Wachovia Bank of NC, N.A. LOC)	2,300,000
2,000,000		Broken Arrow, OK, EDA, Weekly VRDNs (Blue Bell Creameries) /(Banque Nationale de Paris LOC)	2,000,000
1,855,000		Oklahoma County, OK, Finance Authority (Series 1996), Weekly VRDNs (Avalon Project)/(Bank One, Texas N.A. LOC)	1,855,000
3,300,000		Oklahoma Development Finance Authority, 4.65% TOBs (Simmons Poultry Farms)/(Rabobank Nederland, Utrecht LOC), Optional Tender 2/1/2001	3,300,000

		TOTAL	9,455,000

		Oregon--0.4%
1,000,000		Oregon State (Series 194), Weekly VRDNs (Tillamook County Creamery Association)/( Banque Nationale de Paris LOC)	1,000,000
1,000,000		Oregon State (Series 195), Weekly VRDNs (Columbia River Processing, Inc.)/(Banque Nationale de Paris LOC)	1,000,000

		TOTAL	2,000,000

		Pennsylvania--0.7%
2,000,000		Clinton County, PA, IDA, Solid Waste Disposal Revenue Bonds, (Series 1992A), 4.70% TOBs (International Paper Co.), Optional Tender 1/15/2001	2,000,000
895,000		McKean County, PA, IDA (Series 1997), Weekly VRDNs (Keystone Powdered Metal Co.)/(Mellon Bank NA, Pittsburgh LOC)	895,000

		TOTAL	2,895,000

		South Carolina--0.7%
2,000,000		Lexington, SC, Water & Sewage (Series 2000), 5.00% BANs, 10/11/2001	2,004,774
1,285,000		South Carolina Job Development Authority, EDRB (Series 1994), Weekly VRDNs (Carolina Cotton Works, Inc. Project)/(Branch Banking & Trust Co, Winston-Salem LOC)	1,285,000

		TOTAL	3,289,774

		South Dakota--0.5%
2,000,000		South Dakota Housing Development Authority (Series G), 4.60% BANs, 6/28/2001	2,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Tennessee--8.8%
$1,090,000		Benton County, TN, IDB (Series 1996), Weekly VRDNs (Jones Plastic and Engineering Corp.)/(National City Bank, Kentucky LOC)	$1,090,000
1,000,000		Chattanooga, TN, IDB (Series 1997), Weekly VRDNs (JRB Company, Inc.)/(National City Bank, Ohio LOC)	1,000,000
1,215,000		Chattanooga, TN, IDB, Revenue Bonds (Series 1997), Weekly VRDNs (TB Wood's Inc. Project)/(PNC Bank, N.A. LOC)	1,215,000
5,000,000		Cocke County, TN, IDB (Series 1996), Weekly VRDNs (Newport Precision, Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	5,000,000
3,100,000		Dickson County, TN, IDB (Series 1996), Weekly VRDNs (Tennessee Bun Company, LLC Project)/(PNC Bank, N.A. LOC)	3,100,000
3,430,000		Hamilton County, TN, IDB, Weekly VRDNs (Pavestone Co.)/(Bank One, Texas N.A. LOC)	3,430,000
695,000		Hawkins County, TN, IDB (Series 1995), Weekly VRDNs (Sekisui Ta Industries, Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	695,000
2,660,000		Hendersonville, TN, IDB (Series 1996), Weekly VRDNs (Betty Machine Co. Project)/(First Union National Bank, Charlotte, NC LOC)	2,660,000
2,700,000		Jackson, TN, IDB (Series 1999), Weekly VRDNs (Bobrick Washroom Equipment)/(Amsouth Bank N.A., Birmingham LOC)	2,700,000
350,000		Knox County, TN, IDB (Series 1996), Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC)	350,000
6,600,000		Roane, TN, IDB (Series 1982), Monthly VRDNs (Fortafil Fibers, Inc. Project)/(ABN AMRO Bank NV, Amsterdam LOC)	6,600,000
8,000,000		Sevier County, TN, Public Building Authority, Local Government Improvement Bonds (Series II-G-2), Weekly VRDNs (Knoxville, TN)/(AMBAC INS)/(KBC Bank NV LIQ)	8,000,000
3,100,000		Union City, TN, IDB (Series 1995), Weekly VRDNs (Kohler Co.)/(Wachovia Bank of NC, N.A. LOC)	3,100,000

		TOTAL	38,940,000

		Texas--3.4%
2,000,000		Austin, TX, Airport System, MERLOTS (Series 2000J), Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	2,000,000
2,200,000		Brazos Harbor, TX, IDC (Series 1991), Weekly VRDNs (Rangen, Inc. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,200,000
3,500,000		Brazos River Authority, TX (Series 1999C), Weekly VRDNs (TXU Electric Co.)/(Bank of New York, New York LOC)	3,500,000
2,190,000		Tarrant County, TX, IDC, Weekly VRDNs (Holden Business Forms)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,190,000
4,000,000		Tarrant County, TX, IDC (Series 1997), Weekly VRDNs (Lear Operations Corp.)/(Chase Manhattan Bank N.A., New York LOC)	4,000,000
1,000,000		Texas State, TRANs, Trust Receipts (Series 2000 A18), Daily VRDNs (Bayerische Hypotheken-und Vereinsbank AG LIQ)	1,000,000

		TOTAL	14,890,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Utah--1.8%
$4,000,000		Cedar City, UT (Series 2000), Weekly VRDNs (White Wave, Inc.)/(Wells Fargo Bank, N.A. LOC)	$4,000,000
4,000,000		West Jordan, UT (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(KeyBank, N.A. LOC)	4,000,000

		TOTAL	8,000,000

		Virginia--0.9%
4,000,000		Halifax, VA, IDA, MMMs, PCR, 4.40% CP (Virginia Electric Power Co.), Mandatory Tender 2/9/2001	4,000,000

		Washington--1.0%
4,500,000		Pierce County, WA, EDC (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Company)/(Bank of America, N.A. LOC)	4,500,000

		West Virginia--0.5%
2,000,000		Ritchie County, WV, IDRB (Series 1996), Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC)	2,000,000

		Wisconsin--4.9%
1,900,000		Germantown, WI, IDA, 4.55% TOBs (Moldmakers Leasing, Inc.)/(Firstar Bank, N.A. LOC), Mandatory Tender 12/1/2000	1,900,000
4,405,000		Lawrence, WI, Weekly VRDNs (TPJ Futures/Robinson Metals, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	4,405,000
1,250,000		Marshfield, WI (Series 1993), Weekly VRDNs (Building Systems, Inc.)/(Bank One, Wisconsin, N.A. LOC)	1,250,000
4,550,000		Mukwonago, WI (Series 1999), Weekly VRDNs (Empire Level)/(Marshall & Ilsley Bank, Milwaukee LOC)	4,550,000
790,000		Plover, WI, Weekly VRDNs (Sirco Manufacturing, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	790,000
2,410,000		Prentice Village, WI, Limited Obligation Revenue Refunding Bonds (Series A), Weekly VRDNs (Biewer-Wisconsin Sawmill, Inc. Project)/(Michigan National Bank, Farmington Hills LOC)	2,410,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--continued
$2,300,000		Shawano-Gresham, WI, School District, 4.70% TRANs, 8/30/2001	$2,303,301
2,775,000		Watertown, WI, Unified School District, 4.60% TRANs, 10/30/2001	2,778,644
1,100,000		Waukesha, WI, IDRB (Series 1995), Weekly VRDNs (Weldall Manufacturing Inc. Project)/(Bank One, Wisconsin, N.A. LOC)	1,100,000

		TOTAL	21,486,945

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$437,689,973

Securities that are subject to the alternative minimum tax represent 88.0% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc., are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At November 30, 2000, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (Unaudited)

First Tier	Second Tier
96.43%	3.57%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At November 30, 2000, these securities amounted to $33,955,000 which represents 7.7% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($440,699,094) at November 30, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDC	--Economic Development Commission
EDRB	--Economic Development Revenue Bonds
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
INV	--Investment Agreement
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2000 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$437,689,973
Cash		1,170,846
Income receivable		2,922,623

TOTAL ASSETS		441,783,442

Liabilities:
Income distribution payable	$931,091
Accrued expenses	153,257

TOTAL LIABILITIES		1,084,348

Net assets for 440,699,094 shares outstanding		$440,699,094

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$440,699,094 ÷ 440,699,094 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2000 (unaudited)

Investment Income:
Interest		$10,942,053

Expenses:
Investment adviser fee	$1,208,046
Administrative personnel and services fee	181,932
Custodian fees	14,191
Transfer and dividend disbursing agent fees and expenses	214,951
Directors'/Trustees' fees	2,959
Auditing fees	5,585
Legal fees	11,292
Portfolio accounting fees	45,081
Distribution services fee	241,609
Shareholder services fee	604,023
Share registration costs	16,271
Printing and postage	13,106
Insurance premiums	12,619
Taxes	18,121
Miscellaneous	2,959

TOTAL EXPENSES	2,592,745

Waiver:
Waiver of investment adviser fee	(93,540)

Net expenses		2,499,205

Net investment income		8,442,848

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2000	Year Ended 5/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,442,848	$12,814,256

Distributions to Shareholders:
Distributions from net investment income	(8,442,848)	(12,814,256)

Share Transactions:
Proceeds from sale of shares	701,664,877	1,464,247,211
Net asset value of shares issued to shareholders in payment of distributions declared	7,202,234	11,536,613
Cost of shares redeemed	(698,533,327)	(1,482,869,324)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,333,784	(7,085,500)

Change in net assets	10,333,784	(7,085,500)

Net Assets:
Beginning of period	430,365,310	437,450,810

End of period	$440,699,094	$430,365,310

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended May 31,
	11/30/2000	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	1.77%	2.92%	2.58%	2.90%	2.80%	3.04%

Ratios to Average Net Assets:

Expenses	1.03%[2]	1.02%	1.01%	1.01%	0.99%	0.99%

Net investment income	3.49%[2]	2.87%	2.57%	2.86%	2.75%	2.99%

Expense waiver/reimbursement[3]	0.04%[2]	0.07%	0.12%	0.10%	0.09%	0.33%

Supplemental Data:

Net assets, end of period (000 omitted)	$440,699	$430,365	$437,451	$647,813	$515,060	$478,605

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2000 (unaudited)

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, investment management company. The Corporation consists of four portfolios. The financial statements included herein are only those of Municipal Cash Series (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

The Fund will adopt the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums and discounts on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors (the "Directors"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At November 30, 2000, there were 12,500,000,000 par value shares ($0.001 per share) authorized. At November 30, 2000, capital paid-in aggregated $440,699,094. Transactions in capital stock were as follows:

	Six Months Ended 11/30/2000	Year Ended 5/31/2000
Shares sold	701,664,877	1,464,247,211
Shares issued to shareholders in payment of distributions declared	7,202,234	11,536,613
Shares redeemed	(698,533,327)	(1,482,869,324)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	10,333,784	(7,085,500)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund, annually, to reimburse FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended November 30, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $392,112,000 and $591,766,000 respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Municipal Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 147551303

0122605 (1/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Prime Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL REPORT

November 30, 2000

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Prime Cash Series, a portfolio of Cash Trust Series, Inc., which covers the six-month reporting period ended November 30, 2000. The report begins with an investment review by the fund's portfolio manager, followed by a complete listing of the fund's investments and its financial statements.

Thanks to an above-average third quarter, the fund's performance numbers are very competitive with its peers.

During the reporting period, the fund paid a total of $0.028 in dividends per share. In addition to income on their ready cash, shareholders benefit from the fund's daily liquidity and stability of principal.1 Net assets continued to soar, surpassing $5.6 billion at the end of the reporting period.

At the end of the reporting period, the fund was invested across a diversified, high-quality portfolio of money market securities that included: a collateralized loan note (0.9%); commercial paper (47.6%); variable notes (25.2%); corporate notes (10.8%); repurchase agreements (4.5%); certificates of deposit (7.3%); loan participation notes (4.4%); municipal security (0.2%); and a time deposit (1.3%).

Thank you for choosing Prime Cash Series as a convenient way to help your ready cash earn daily income through the relative safety of high-quality money market obligations. Please contact your investment representative if you have any questions about the fund.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
January 15, 2001

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

Prime Cash Series invests in money market instruments maturing in 397 days or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in one of the two highest short-term rating categories by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

The second half of 2000 continued to show signs of a moderate economic slowdown that began in May 2000. The Federal Reserve Board (the "Fed") left the federal funds target rate unchanged at 6.50% during the entire six-month reporting period. However, the statements issued at the conclusion of each Federal Open Market Committee ("FOMC") meeting changed from an economy whose growth rate "may be moderating toward a pace closer to potential" on June 28, 2000, to an economy whose growth rate "could expand for a time at a pace below potential" by November 15, 2000. Despite these statements, the Fed maintained a risk assessment tilted toward inflation concerns. Shortly after the close of the reporting period, at the December 19, 2000 FOMC meeting, the Fed had enough weakened U.S. economic data to signal that it had removed its tightening bias and expected that the risks in the U.S. economy were "weighted toward conditions that may generate economic weakness." We agree with this statement and look for the Fed to lower interest rates in the first quarter of 2001.

Thirty-day commercial paper started the reporting period at 6.50% on June 1, 2000, and hovered around that range as interest rate expectations remained neutral. On November 30, 2000, the 30-day commercial paper rate was 6.48%.

The target average maturity range for the fund remained in the 40 to 50 day range for most of the reporting period. On November 6, 2000, we lengthened our average maturity range to 45 to 55 days in anticipation of the Fed lowering interest rates in 2001 as the U.S. economy continues to slow. In structuring the fund, we placed continued emphasis on positioning 30% to 35% of the fund's assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six-month reporting period ended November 30, 2000, the net assets of the fund increased from $5,061.0 to $5,624.7 million while the 7-day net yield increased from 5.53% to 5.71%.1 The fund's effective average maturity of the fund on November 30, 2000, was 51 days.

1 Past performance is no guarantee of future results. Yield will vary.

Portfolio of Investments

November 30, 2000 (unaudited)

Principal Amount			Value
		CERTIFICATES OF DEPOSIT--7.3%
		Banking--7.3%
$10,000,000		ABN AMRO Bank N.V., Amsterdam, 6.780%, 3/20/2001	$9,998,873
34,000,000		Bank of Montreal, 6.730%, 1/16/2001	34,000,301
20,900,000		Bank of Nova Scotia, Toronto, 6.88%, 4/3/2001 - 4/30/2001	20,898,267
49,000,000		Bayerische Landesbank Girozentrale, 6.900%, 4/3/2001	48,995,377
43,400,000		Commerzbank AG, Frankfurt, 6.510% - 7.150%, 12/13/2000 - 6/29/2001	43,395,628
43,000,000		Credit Agricole Indosuez, 6.870%, 3/28/2001	42,996,082
10,000,000		Deutsche Bank AG, 6.700%, 2/5/2001	9,999,142
40,000,000		Michigan National Bank, Farmington Hills, 6.900%, 4/3/2001	39,997,446
107,300,000		Svenska Handelsbanken, Stockholm, 6.765% - 6.940%, 3/22/2001 - 5/2/2001	107,290,772
35,000,000		UBS AG, 6.190% - 6.950%, 12/11/2000 - 5/2/2001	34,998,937
16,000,000		Westpac Banking Corp. Ltd., Sydney, 6.750%, 4/17/2001	15,998,871

		TOTAL CERTIFICATES OF DEPOSIT	408,569,696

		COLLATERALIZED LOAN--0.9%
		Banking--0.9%
50,000,000		Goldman Sachs Group, LP, 6.600%, dated 11/30/2000, due 12/1/2000	50,000,000

		COMMERCIAL PAPER--47.6%[1]
		Aerospace/Auto--0.1%
7,395,000		Visteon Corp., 6.890% - 6.990%, 1/5/2001 - 1/11/2001	7,344,487

		Banking--14.8%
50,000,000		Barton Capital Corp., 6.650%, 1/5/2001	49,676,736
34,185,000		Benedictine Health System (Harris Trust & Savings Bank, Chicago LOC), 6.700%, 12/5/2000	34,159,551
15,000,000		Den Danske Corp., Inc. (Den Danske Bank A/S GTD), 6.630%, 12/26/2000	14,930,937
110,000,000		Deutsche Bank Financial, Inc. (Deutsche Bank AG GTD), 6.510% - 6.520%, 1/31/2001 - 2/12/2001	108,668,036
28,000,000		Fountain Square Commercial Funding Corp., (Fifth Third Bank, Cincinnati SA), 6.540%, 12/20/2000	27,903,353
43,709,000		Gotham Funding Corp., 6.570% - 6.580%, 12/4/2000 - 12/18/2000	43,650,516
20,000,000		Greenwich Funding Corp. (Credit Suisse First Boston SA), 6.610%, 1/10/2001	19,853,111
49,000,000		Internationale Nederlanden U.S. Funding Corp. (ING Bank N.V. GTD), 6.370%, 12/28/2000	48,765,902
203,373,000		Market Street Funding Corp. (PNC Bank, N.A. LOC), 6.500% - 6.675%, 12/8/2000 - 1/11/2001	202,186,192
30,000,000		Old Slip Funding Corp. (Bank of New York Swap Agreement), 6.520%, 12/6/2000	29,972,833
Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Banking--continued
$200,000,000		Three Rivers Funding Corp. 6.540%, 12/19/2000 - 12/20/2000	$199,318,750
26,000,000		UBS Finance (Delaware), Inc. (UBS AG LOC), 6.500%, 2/9/2001	25,671,389
25,000,000		Variable Funding Capital Corp., 6.510%, 1/12/2001	24,807,208

		TOTAL	829,564,514

		Brokerage--2.2%
30,000,000		Credit Suisse First Boston, Inc., 6.480%, 3/20/2001	29,411,400
20,000,000		Goldman Sachs Group, Inc., 6.500%, 2/20/2001	19,707,500
75,000,000		Salomon Smith Barney Holdings, Inc., 6.490%, 12/11/2000	74,864,792

		TOTAL	123,983,692

		Finance - Commercial--12.9%
154,500,000		Amsterdam Funding Corp., 6.510% - 6.700%, 12/1/2000 - 1/8/2001	154,129,416
24,600,000		Beta Finance, Inc., 6.490% - 6.520%, 2/13/2001 - 3/8/2001	24,267,855
158,000,000		CIT Group, Inc., 6.470% - 6.530%, 1/30/2001 - 2/15/2001	156,074,688
81,000,000		Compass Securitization LLC, 6.520% - 6.620%, 12/1/2000 - 2/21/2001	80,232,507
25,000,000		Edison Asset Securitization LLC, 6.650%, 1/5/2001	24,838,368
200,000,000		Falcon Asset Securitization Corp., 6.540% - 6.620%, 12/20/2000 - 1/17/2001	198,597,944
20,000,000		General Electric Capital Corp., 6.500%, 3/2/2001	19,671,389
70,000,000		Sigma Finance, Inc., 6.410% - 6.490%, 3/9/2001 - 5/7/2001	68,328,626

		TOTAL	726,140,793

		Finance - Retail--3.3%
122,500,000		Associates Corp. of North America, 6.470% - 6.525%, 1/24/2001 - 2/14/2001	121,169,590
35,000,000		New Center Asset Trust, (Series A1/P1), 6.510% - 6.525%, 1/22/2001 - 1/31/2001	34,654,354
33,000,000		Wells Fargo Financial, Inc., 6.590%, 8/10/2001	31,535,460

		TOTAL	187,359,404

		Forest Products--1.7%
42,415,000		International Paper Co., 6.700% - 7.020%, 12/8/2000 - 2/5/2001	42,184,962
2,300,000		Temple-Inland, Inc., 7.000%, 12/6/2000	2,297,764
51,100,000		Westvaco Corp., 6.720% - 7.200%, 12/14/2000 - 2/8/2001	50,621,044

		TOTAL	95,103,770

		Homebuilding--0.1%
7,287,000		Centex Corp., 6.781% - 6.806%, 12/14/2000 - 12/20/2000	7,268,679

		Insurance--9.5%
136,000,000		Aspen Funding Corp. (MBIA INS), 6.685% - 6.696%, 1/3/2001 - 1/5/2001	135,137,929
41,000,000		CXC, Inc., 6.540% - 6.620%, 1/4/2001 - 1/29/2001	40,672,201
199,000,000		Galaxy Funding, Inc., 6.420% - 6.560%, 2/22/2001 - 4/23/2001	194,874,056
163,996,000		Sheffield Receivables Corp., 6.500% - 6.730%, 12/19/2000 - 2/2/2001	163,077,355

		TOTAL	533,761,541

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Retail--1.0%
$55,751,000		Safeway, Inc., 6.800% - 6.970%, 1/3/2001 - 2/1/2001	$55,349,155

		Telecommunications--1.0%
55,550,000		Worldcom, Inc., 6.900% - 6.970%, 1/23/2001 - 2/13/2001	54,862,459

		Transportation--1.0%
56,197,000		FDX Corp., 6.920% - 7.200%, 1/4/2001 - 1/29/2001	55,653,234

		TOTAL COMMERCIAL PAPER	2,676,391,728

		CORPORATE NOTES--10.8%
		Banking--5.6%
167,000,000		Bank One, Illinois, N.A., 6.700% - 6.860%, 1/10/2001 - 3/13/2001	167,000,580
150,400,000		Bank of America, N.A., 6.710% - 6.870%, 12/22/2000 - 4/2/2001	150,400,000

		TOTAL	317,400,580

		Finance - Commercial--3.8%
82,800,000		Beta Finance, Inc., 6.930% - 7.240%, 5/10/2001 -- 11/15/2001	82,797,227
131,100,000		Sigma Finance, Inc., 6.780% - 7.050%, 2/22/2001 -- 8/10/2001	131,100,000

		TOTAL	213,897,227

		Finance - Equipment--0.7%
8,099,452		CIT Equipment Collateral (Series 2000-1), Class A1, 6.723%, 5/21/2001	8,099,610
8,516,523		Copelco Capital Receivables LLC (Series 2000-A), Class A-1, 6.619%, 3/19/2001	8,516,523
12,427,509		First Sierra Equipment Contract Trust (Series 2000-2), Class A-1, 6.938%, 6/18/2001	12,427,509
10,000,000		Long Beach Acceptance Auto Receivables (Series 2000-2), Class A1 (FSA INS), 6.780%, 12/13/2001	10,000,000
967,864		WFS Financial Owner Trust (Series 2000-A), Class A1 (FSA INS), 6.284%, 3/20/2001	967,766

		TOTAL	40,011,408

		Insurance--0.7%
24,500,000		AmeriCredit Automobile Receivables Trust (Series 2000-D), Class A1 (FSA INS), 6.720%, 12/5/2001	24,500,000
13,131,780		Continental Auto Receivables Owner Trust (Series 2000-B), Class A (MBIA INS), 6.720%, 11/15/2001	13,131,780

		TOTAL	37,631,780

		TOTAL CORPORATE NOTES	608,940,995

Principal Amount			Value
		LOAN PARTICIPATION--4.4%
		Electrical Equipment--0.5%
$25,700,000		Mt. Vernon Phenol Plant Partnership (General Electric Co. LOC GTD), 6.808%, 5/17/2001	$25,700,000

		Finance - Automotive--3.1%
175,000,000		General Motors Acceptance Corp., Mortgage of PA (General Motors Acceptance Corp. GTD), 6.580% - 6.665%, 12/1/2000 - 3/6/2001	175,000,000

		Oil & Oil Finance--0.8%
48,000,000		Amoco Energy Company of Trinidad and Tobago (BP Amoco Corp. GTD), 6.750%, 1/18/2001	48,000,000

		TOTAL LOAN PARTICIPATION	248,700,000

		MUNICIPAL--0.2%
		Municipal--0.2%
9,000,000		Paulding County, GA School District (Series 2000), 7.200%, 12/29/2000	9,001,325

		NOTES - VARIABLE--25.2%[2]
		Banking--9.5%
8,340,000		Adena Health System, Adena Health System Project (Series 1998), (Fifth Third Bank, Cincinnati LOC), 6.780%, 12/7/2000	8,340,000
1,970,000		American Health Care Centers (Series 1998), (FirstMerit Bank, N.A. LOC), 6.780%, 12/7/2000	1,970,000
3,990,000		Aurora City, IL (Series 1995), (National City Bank, Michigan/Illinois LOC), 7.071%, 12/7/2000	3,990,000
625,000		Avalon Hotel Associates (First Union National Bank, Charlotte, NC LOC), 7.241%, 12/7/2000	625,000
1,365,000		BeMacs Service, Inc. (SouthTrust Bank of Alabama, Birmingham LOC), 6.800%, 12/1/2000	1,365,000
16,900,000		Beverly California Corp. (PNC Bank, N.A. LOC), 6.520%, 12/4/2000	16,900,000
2,635,000		Blackwell Investments, Inc. (Bank One, Louisiana LOC), 6.870%, 12/7/2000	2,635,000
6,870,000		Bond Holdings LP (SouthTrust Bank of Alabama, Birmingham LOC), 6.720%, 12/1/2000	6,870,000
1,440,000		Boozer Lumber Co. (SouthTrust Bank of Alabama, Birmingham LOC), 6.800%, 12/1/2000	1,440,000
5,000,000		Crane Plastics Siding LLC (Series 2000) (Bank One, N.A. LOC), 6.749%, 12/7/2000	5,000,000
5,200,000		Dewberry III LP (Allfirst LOC), 6.670%, 12/5/2000	5,200,000
1,215,000		Edgefield County, SC (Series 1997) (Bondex Inc Project), (HSBC Bank USA LOC), 6.736%, 12/7/2000	1,215,937
18,000,000		First Union National Bank, Charlotte, NC, 6.630%, 12/13/2001	18,000,000
1,555,000		Gahanna OH, City of, Franklin Steel Co. Project (Firstar Bank, N.A. LOC), 6.680%, 12/7/2000	1,555,000
3,000,000		Gervais Street Associates (Series 1998), (Wachovia Bank of NC, N.A. LOC), 6.670%, 12/6/2000	3,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$3,410,000		Great Southern Wood Preserving Inc. (SouthTrust Bank of Alabama, Birmingham LOC), 6.800%, 12/1/2000	$3,410,000
10,000,000		Grob Systems, Inc. (Series 1998 & 1999), (Fifth Third Bank, Cincinnati LOC), 6.700%, 12/7/2000	10,000,000
9,730,000		HJH Associates of Alabama, Hilton Hotel, Huntsville (SouthTrust Bank of Alabama, Birmingham LOC), 6.800%, 12/1/2000	9,730,000
5,470,000		HSI Funding, LLC (Series A), (National City Bank, Michigan/Illinois LOC), 6.670%, 12/7/2000	5,470,000
3,285,000		James F. Taylor (Series 1999), (SouthTrust Bank of Alabama, Birmingham LOC), 6.800%, 12/1/2000	3,285,000
1,790,000		La-Man Corp. (SouthTrust Bank of Alabama, Birmingham LOC), 6.800%, 12/1/2000	1,790,000
2,290,000		Lake Sherwood Senior Living Center, LLC (Union Planters NB, Memphis, TN LOC), 7.070%, 12/7/2000	2,290,000
51,000,000		Liquid Asset Backed Securities Trust (Series 1996-3), (Westdeutsche Landesbank Girozentrale Swap Agreement), 6.640%, 12/15/2000	51,000,000
25,473,368		Liquid Asset Backed Securities Trust (Series 1997-1), (Westdeutsche Landesbank Girozentrale Swap Agreement), 6.620%, 12/15/2000	25,473,368
50,000,000		MONET Trust (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 6.730%, 12/27/2000	50,000,000
5,100,000		Maryland State IDFA (Kelly Springfield Tire), (Allfirst LOC), 6.690%, 12/4/2000	5,100,000
1,622,000		Maryland State IDFA, Human Genome (Series 1994), (Allfirst LOC), 6.640%, 12/4/2000	1,622,000
4,167,500		Memphis, TN Center City Revenue Finance Corp., South Bluffs Project (Series 1998-B), (National Bank of Commerce, Memphis, TN LOC), 7.000%, 12/7/2000	4,167,500
7,200,000		Mississippi Business Finance Corp., Howard Industries, Inc. Project (Series 1997), (Amsouth Bank N.A., Birmingham LOC), 6.820%, 12/7/2000	7,200,000
520,000		New Jersey EDA (Series 1992 K-3), (Banque Natiomale de Paris LOC), 6.860%, 12/4/2000	520,000
3,295,000		New Jersey EDA (Series 1992-H), (Banque Natiomale de Paris LOC), 6.730%, 12/4/2000	3,295,000
6,385,000		O'Dovero Consolidated, LLC (Series 1998-A), (National City Bank, Michigan/Illinois LOC), 6.670%, 12/7/2000	6,385,000
4,920,390		Rabobank Optional Redemption Trust (Series 1997-101), 6.771%, 1/17/2001	4,920,390
7,500,000		Rt. 206, Inc. (Series 2000), (Commerce Bank, N.A., Cherry Hill, NJ LOC), 6.830%, 12/7/2000	7,500,000
25,000,000		SMM Trust (Series 2000-B), Class A-1, 6.640%, 12/13/2000	25,000,000
1,400,000		Saegertown Manufacturing Corp. (PNC Bank, N.A. LOC), 6.520%, 12/4/2000	1,400,000
3,900,000		Smith Garden Products, Inc. (SouthTrust Bank of Alabama, Birmingham LOC), 6.800%, 12/1/2000	3,900,000
4,325,000		Sojourn Hotel Inc. (Series 1997), (FirstMerit Bank, N.A. LOC), 6.780%, 12/7/2000	4,325,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$5,125,000		Sun Valley Inc. (SouthTrust Bank of Georgia, Atlanta LOC), 6.800%, 12/1/2000	$5,125,000
18,225,000		Union Development Co. (Bank of America, N.A. LOC), 6.642%, 12/7/2000	18,225,000
1,875,000		United Jewish Federation of Greater Pittsburgh VRDB (Series 1995A) (PNC Bank, N.A. LOC), 6.900%, 12/7/2000	1,875,000
5,920,000		Van Dyne Crotty Co. (Huntington National Bank, Columbus, OH LOC), 6.730%, 12/7/2000	5,920,000
4,600,000		Visalia, CA Community Redevelopment Agency, East Visalia Redevelopment Project (Series 1990), (Union Bank of California LOC), 6.820%, 12/7/2000	4,600,000
35,000,000		Wells Fargo & Co., 6.591%, 12/13/2000	35,000,000
143,000,000		Westdeutsche Landesbank Girozentrale, 6.540%, 3/19/2001	142,975,071
4,940,000		Woodbury Business Forms, Inc./Carribean Business Forms (Series 1996), Taxable Revenue Bonds (Columbus Bank and Trust Co., GA LOC), 6.900%, 12/7/2000	4,940,000

		TOTAL	534,549,266

		Brokerage--5.5%
100,000,000		Merrill Lynch & Co., Inc., 6.580%, 12/11/2000	99,994,377
210,000,000		Morgan Stanley, Dean Witter & Co., 6.670% - 6.76%, 12/1/2000 -- 12/4/2000	210,000,000

		TOTAL	309,994,377

		Finance - Automotive--1.8%
100,000,000		General Motors Acceptance Corp., Mortgage of PA (General Motors Acceptance Corp. LOC), 6.825%, 11/02/2000	99,403,733

		Finance - Commercial--1.1%
63,200,000		Sigma Finance, Inc., 6.620% - 6.709%, 12/15/2000 -- 1/17/2001	63,199,063

		Finance - Equipment--1.2%
45,000,000		CIT Group, Inc., 6.839%, 2/2/2001	45,000,000
25,000,000		Copelco Capital Receivables LLC (Series 2000-A), Class A2A, 6.619%, 12/18/2001	25,000,000

		TOTAL	70,000,000

		Finance - Retail--0.6%
31,000,000		AFS Insurance Premium Receivables Trust (Series 1994-A), 7.176%, 12/15/2000	31,000,000

		Government Agency--0.1%
7,945,000		Direct One Funding Corp. (FNMA LOC), 6.890%, 12/7/2000	7,945,000

		Insurance--5.4%
30,000,000		Anchor National Life Insurance Co. (American International Group, Inc. GTD), 6.905%, 12/31/2000	30,000,000
25,000,000		GE Life and Annuity Assurance Co., 6.710%, 12/1/2000	25,000,000
84,000,000		Jackson National Life Insurance Co., 6.710% - 6.980%, 12/1/2000 -- 1/21/2001	84,000,000
15,849,232	[3]	Liquid Asset Backed Securities Trust (Series 1997-3), Senior Notes (AMBAC INS), 6.630%, 12/28/2000	15,849,232
35,000,000		Monumental Life Insurance Co., 6.820%, 2/28/2001	35,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Insurance--continued
$40,000,000		Principal Life Insurance Co., 6.830%, 12/1/2000	$40,000,000
23,000,000		Protective Life Insurance Co., 6.861%, 2/1/2001	23,000,000
50,000,000		Security Life of Denver Insurance Co., 6.819%, 1/26/2001	50,000,000

		TOTAL	302,849,232

		TOTAL NOTES - VARIABLE	1,418,940,671

		REPURCHASE AGREEMENTS--4.5%[4]
50,000,000		ABN AMRO Bank, NV, New York, 6.490%, dated 11/30/2000, due 12/1/2000	50,000,000
75,000,000		Bank of America, 6.570%, dated 11/30/2000, due 12/1/2000	75,000,000
80,230,000		Deutsche Bank Financial, Inc., 6.560%, dated 11/30/2000, due 12/1/2000	80,230,000
50,000,000		Fuji Government Securities, Inc., 6.560%, dated 11/30/2000, due 12/1/2000	50,000,000

		TOTAL REPURCHASE AGREEMENTS	255,230,000

		TIME DEPOSIT--1.3%
		Banking--1.3%
75,000,000		Bank of Tokyo-Mitsubishi Ltd., 6.563%, 12/1/2000	75,000,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$5,750,774,415

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At November 30, 2000, these securities amounted to $15,849,232, which represents 0.3% of net assets.

4 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated Funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($5,624,717,412) at November 30, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
IDFA	--Industrial Development Finance Authority
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
VRDB	--Variable Rate Demand Bond

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2000 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$5,750,774,415
Cash		1,882,761
Income receivable		39,940,543

TOTAL ASSETS		5,792,597,719

Liabilities:
Payable for investments purchased	$149,000,301
Income distribution payable	16,429,939
Payable for shares redeemed	1,900
Accrued expenses	2,448,167

TOTAL LIABILITIES		167,880,307

Net assets for 5,624,717,412 shares outstanding		$5,624,717,412

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$5,624,717,412 ÷ 5,624,717,412 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2000 (unaudited)

Investment Income:
Interest		$177,552,419

Expenses:
Investment adviser fee	$13,230,169
Administrative personnel and services fee	1,992,464
Custodian fees	149,584
Transfer and dividend disbursing agent fees and expenses	4,187,746
Directors'/Trustees' fees	18,815
Auditing fees	5,292
Legal fees	21,522
Portfolio accounting fees	86,612
Distribution services fee	2,646,034
Shareholder services fee	6,615,084
Share registration costs	120,573
Printing and postage	230,521
Insurance premiums	139,187
Taxes	204,503
Miscellaneous	8,472

TOTAL EXPENSES	29,656,578

Waiver:
Waiver of investment adviser fee	(2,286,004)

Net expenses		27,370,574

Net investment income		$150,181,845

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2000	Year Ended 5/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$150,181,845	$230,862,905

Distributions to Shareholders:
Distributions from net investment income	(150,181,845)	(230,862,905)

Share Transactions:
Proceeds from sale of shares	9,751,644,616	18,693,525,445
Net asset value of shares issued to shareholders in payment of distributions declared	135,339,446	219,215,362
Cost of shares redeemed	(9,323,277,072)	(18,580,178,751)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	563,706,990	332,562,056

Change in net assets	563,706,990	332,562,056

Net Assets:
Beginning of period	5,061,010,422	4,728,448,366

End of period	$5,624,717,412	$5,061,010,422

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended May 31,
	11/30/2000	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.03	0.05	0.04	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.04)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[1]	2.88%	4.81%	4.46%	4.83%	4.64%	4.90%

Ratios to Average Net Assets:

Expenses	1.03%[2]	1.01%	1.00%	1.00%	0.99%	0.99%

Net investment income	5.68%[2]	4.73%	4.36%	4.73%	4.55%	4.78%

Expense waiver/reimbursement[3]	0.09%[2]	0.14%	0.16%	0.18%	0.20%	0.38%

Supplemental Data:

Net assets, end of period (000 omitted)	$5,624,717	$5,061,010	$4,728,448	$3,748,034	$2,363,382	$1,539,235

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2000 (unaudited)

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, investment management company. The Corporation consists of four portfolios. The financial statements included herein are only those of Prime Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting policies.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

The Fund will adopt the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums and discounts on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis.

CAPITAL STOCK

At November 30, 2000, there were 12,500,000,000 shares ($0.001 par value per share) authorized. At November 30, 2000, capital paid-in aggregated $5,624,717,412. Transactions in capital stock were as follows:

	Six Months Ended 11/30/2000	Year Ended 5/31/2000
Shares sold	9,751,644,616	18,693,525,445
Shares issued to shareholders in payment of distributions declared	135,339,446	219,215,362
Shares redeemed	(9,323,277,072)	(18,580,178,751)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	563,706,990	332,562,056

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FCS"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund, annually, to reimburse FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Prime Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 147551105

0122606 (1/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Treasury Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL REPORT

November 30, 2000

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Treasury Cash Series, a portfolio of Cash Trust Series, Inc., which covers the six-month reporting period ended November 30, 2000. The report begins with an investment review by the fund's portfolio manager, followed by a complete listing of the fund's investments and its financial statements.

Thanks to an above-average third quarter, the fund's performance numbers are very competitive with its peers.

During the reporting period, the fund paid a total of $0.027 in dividends per share. In addition to income on their ready cash, shareholders benefited from the fund's daily liquidity and stability of principal.1

At the end of the reporting period, most of the fund's net assets of $757.6 million were invested in repurchase agreements backed by U.S. government securities, because these securities offered yield advantage over many direct government securities. The remainder of the fund's assets were invested in direct U.S. Treasury bills and notes.

Thank you for choosing Treasury Cash Series as a convenient way to help your ready cash earn daily income through the relative safety of U.S. Treasury money market obligations. Please contact your investment representative if you have any questions about your investment.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
January 15, 2001

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

Treasury Cash Series invests in direct obligations of the U.S. Treasury in the form of notes, bills or as collateral for repurchase agreements. The fund is rated AAAm by Standard and Poor's1 and Aaa by Moody's Investor's Service.2

The reporting period began shortly after the Federal Reserve Board (the "Fed") increased the federal funds target rate by 50 basis points to 6.50%. Following this aggressive move, and with 175 basis points of interest rate increases in place, U.S. economic momentum began to slow and the Fed appeared to be content to sit back and let the effects of its rate hikes filter through the economy.

The soft economic landing scenario began to unfold with the initial release of third quarter 2000 Gross Domestic Product (GDP). Following growth of 4.8% and 5.6% in the first and second quarters of 2000, respectively, third quarter growth slowed to 2.7%. Downside surprises were evident in business capital spending, residential investment, government spending and exports. Inventories came in much higher than expected as well. This initial report was subsequently revised down to a final GDP number of 2.2%.

The manufacturing sector, in particular, weakened considerably during the reporting period. For example, the National Association of Purchasing Managers Index--an indicator of national manufacturing conditions--began the reporting period at 55.8%. It declined throughout the reporting period and ended with a value of 47.7%. Historically, readings of 50% or above are associated with an expanding manufacturing sector and a healthy economy.

Indications of consumer confidence also generally declined over the course of the reporting period. Declining equity prices and higher energy costs greatly diminished the "wealth effect" that consumers had enjoyed in prior reporting periods. Subsequently, reduced consumer confidence resulted in reduced consumer demand.

1 An AAAm rating is obtained after Standard & Poor's evaluates a number of factors, including credit quality, market price exposure and management. Standard & Poor's monitors the portfolio weekly for developments that could cause changes in the ratings. Ratings are subject to change, and do not remove market risks.

2 Money market funds and bond funds rated Aaa by Moody's Investors Service are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. Ratings are subject to change, and do not remove market risks.

Four Federal Open Market Committee (FOMC) meetings were held during the reporting period. The federal funds target rate of 6.50% was maintained after each meeting, as was the assessment that risks to the economy were tilted toward inflation. Nonetheless, there was a clear transition in the statements released by the FOMC following each meeting. The statement following the June meeting, for example, indicated that the U.S. economy "may be moderating toward a pace closer to" potential. The August meeting statement was that the economy "is moderating." Following the October meeting, the statement indicated that the economy "has moderated." Finally, following the November meeting, the Fed believed that growth had slowed and "could expand for some time at a pace below" potential.

Movements in short-term Treasury security rates throughout the reporting period reflected the technical nature of the Treasury market rather than Fed expectations and unfolding economic conditions. For example, the three-month Treasury bill began the reporting period yielding 5.70%, reached a peak of 6.44% in early November, and finished the reporting period at 6.20%. The backup in yield was more directly a result of increased issuance of three-month and six-month Treasury bills and more frequent issuance of cash management bills.

Early in the reporting period, we managed the fund within a 35 and 45 day average maturity target range. In mid-September, in response to the technical environment of the Treasury market, we shortened the average maturity target range to 20 to 30 days and moved within that range according to relative value opportunities available in the markets. At the end of the reporting period, 92.5% of the fund's net assets were invested in overnight and short-term repurchase agreements, the remainder was invested in Treasury bills and notes with maturities spread across the money market curve.

We will continue to monitor economic releases and market developments to determine the extent of the economic slowdown. We look for the Fed to remove its interest rate "tightening bias" in the near-term and to begin reducing rates shortly thereafter. We will attempt to derive an appropriate average maturity target range for the fund and to maximize performance through ongoing relative value analysis.

Portfolio of Investments

November 30, 2000 (unaudited)

Principal Amount			Value
		SHORT-TERM U.S. TREASURY OBLIGATIONS--12.5%
	[1]	U.S. Treasury Bills -- 5.5%
$7,000,000		6.065%, 4/26/2001	$6,827,821
35,000,000		6.454%, 12/15/2000	34,912,150

		TOTAL	41,739,971

		U.S. Treasury Notes -- 7.0%
52,750,000		4.500% - 6.50%, 12/30/2000 -- 11/30/2001	52,581,110

		TOTAL SHORT-TERM U.S. TREASURY OBLIGATIONS	94,321,081

		REPURCHASE AGREEMENTS--92.5%[2]
69,822,000		ABN AMRO Bank, NV, New York, 6.490%, dated 11/30/2000, due 12/1/2000	69,822,000
30,000,000		Barclays Capital, Inc., 6.510%, dated 11/30/2000, due 12/1/2000	30,000,000
30,000,000		Bear, Stearns and Co., 6.500%, dated 11/30/2000, due 12/1/2000	30,000,000
30,000,000		Credit Suisse First Boston, Inc., 6.520%, dated 11/30/2000, due 12/1/2000	30,000,000
30,000,000		Deutsche Bank Financial, Inc., 6.500%, dated 11/30/2000, due 12/1/2000	30,000,000
30,000,000		First Union Capital Markets, 6.520%, dated 11/30/2000, due 12/1/2000	30,000,000
30,000,000		Greenwich Capital Markets, Inc., 6.520%, dated 11/30/2000, due 12/1/2000	30,000,000
30,000,000		J.P. Morgan & Co., Inc., 6.500%, dated 11/30/2000, due 12/1/2000	30,000,000
9,000,000	[3]	Lehman Brothers, Inc., 6.400%, dated 11/28/2000, due 2/28/2001	9,000,000
30,000,000		Merrill Lynch Government Securities, 6.500%, dated 11/30/2000, due 12/1/2000	30,000,000
30,000,000		Paribas Corp., 6.510%, dated 11/30/2000, due 12/1/2000	30,000,000
30,000,000		Salomon Brothers, Inc., 6.520%, dated 11/30/2000, due 12/1/2000	30,000,000
30,000,000		Scotia Bank, 6.480%, dated 11/30/2000, due 12/1/2000	30,000,000
30,000,000		Societe Generale, New York, 6.510%, dated 11/30/2000, due 12/1/2000	30,000,000
30,000,000		State Street Bank Corp., 6.490%, dated 11/30/2000, due 12/1/2000	30,000,000
30,000,000		Toronto Dominion Securities (USA), Inc., 6.500%, dated 11/30/2000, due 12/1/2000	30,000,000
20,000,000	[3]	Warburg Dillon Reed LLC, 6.490%, dated 10/26/2000, due 1/29/2001	20,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[2]
$125,000,000		Warburg Dillon Reed LLC, 6.500%, dated 11/30/2000, due 12/1/2000	$125,000,000
27,000,000	[3]	Warburg Dillon Reed LLC, 6.500%, dated 9/7/2000, due 3/7/2001	27,000,000
30,000,000		Westdeutsche Landesbank Girozentrale, 6.490%, dated 11/30/2000, due 12/1/2000	30,000,000

		TOTAL REPURCHASE AGREEMENTS	700,822,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$795,143,081

1 These issues show the rate of discount at the time of purchase.

2 The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated Funds.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($757,552,895) at November 30, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2000 (unaudited)

Assets:
Investments in repurchase agreements	$700,822,000
Investments in securities	94,321,081

Total investments in securities, at amortized cost and value		$795,143,081
Income receivable		1,337,581

TOTAL ASSETS		796,480,662

Liabilities:
Payable for investments purchased	34,912,150
Payable to bank	354,903
Income distribution payable	3,281,060
Accrued expenses	379,654

TOTAL LIABILITIES		38,927,767

Net assets for 757,552,895 shares outstanding		$757,552,895

Net Asset Value, Offering Price and Redemption Proceeds Per Shares:
$757,552,895 ÷ 757,552,895 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2000 (unaudited)

Investment Income:
Interest		$26,406,584

Expenses:
Investment adviser fee	$2,044,386
Administrative personnel and services fee	307,884
Custodian fees	36,913
Transfer and dividend disbursing agent fees and expenses	420,711
Directors/Trustees fees	5,381
Auditing fees	5,478
Legal fees	3,188
Portfolio accounting fees	60,120
Distribution services fee	408,877
Shareholder services fee	1,022,193
Share registration costs	29,797
Printing and postage	14,213
Insurance premiums	1,603
Taxes	36,562
Miscellaneous	4,319

TOTAL EXPENSES	4,401,625

Waiver:
Waiver of investment adviser fee	(172,200)

Net expenses		4,229,425

Net investment income		$22,177,159

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2000	Year Ended 5/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$22,177,159	$42,273,304

Distributions to Shareholders:
Distributions from net investment income	(22,177,159)	(42,273,304)

Share Transactions:
Proceeds from sale of shares	2,228,213,667	4,481,388,163
Net asset value of shares issued to shareholders in payment of distributions declared	17,573,882	38,303,812
Cost of shares redeemed	(2,338,296,341)	(4,639,222,479)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(92,508,792)	(119,530,504)

Change in net assets	(92,508,792)	(119,530,504)

Net Assets:
Beginning of period	850,061,687	969,592,191

End of period	$757,552,895	$850,061,687

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended May 31,
	11/30/2000	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.03	0.04	0.04	0.05	0.04	0.05
Less Distributions:
Distributions from net investment income	(0.03)	(0.04)	(0.04)	(0.05)	(0.04)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	2.76%	4.47%	4.21%	4.70%	4.50%	4.83%

Ratios to Average Net Assets:

Expenses	1.03%[2]	1.01%	1.00%	1.00%	0.99%	0.99%

Net investment income	5.42%[2]	4.37%	4.11%	4.60%	4.41%	4.70%

Expense waiver/reimbursement[3]	0.04%[2]	0.04%	0.07%	0.05%	0.03%	0.29%

Supplemental Data:

Net assets, end of period (000 omitted)	$757,553	$850,062	$969,592	$821,484	$771,164	$593,730

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2000 (unaudited)

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Treasury Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

The Fund will adopt the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums and discounts on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At November 30, 2000, there was $12,500,000,000 shares ($0.001 par value per share) authorized. At November 30, 2000, capital paid-in aggregated $757,552,895. Transactions in capital stock were as follows:

	Six Months Ended 11/30/2000	Year Ended 5/31/2000
Shares sold	2,228,213,667	4,481,388,163
Shares issued to shareholders in payment of distributions declared	17,573,882	38,303,812
Shares redeemed	(2,338,296,341)	(4,639,222,479)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(92,508,792)	(119,530,504)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund shares, annually, to compensate FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notices of its intent to "household" as least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Treasury Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 147551402

0122607 (1/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.